Offerings	Jun. 27, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, and one-half of one redeemable warrant (each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share)(2)
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 287,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,016.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Includes up to 3,750,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units(3)
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the units
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit | $ / shares
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants included as part of the Units(3)
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 165,312,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,309.34
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.